Basis of preparation (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020
Basis of preparation
Cash and cash equivalents	€ 5,821	€ 13,557
Portion of property, plant and equipment in total assets represented earlier (as a percent)		23.30%